John Hancock Funds II

Supplement dated April 30, 2007

to the Class NAV and Class 1 Shares Prospectuses

Dated December 31, 2006

Global Fund

The Board of Trustees has approved the following change to the investment policies of the Global Fund:

The Global Fund’s current investment policy states in relevant part:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in the equity securities of companies located anywhere in the world, including emerging markets. At least 65% of its total net assets will be invested in issuers located in at least three different countries (including the U.S.).

Effective April 30, 2007, the Fund’s investment policy will be changed as follows:

Under normal market conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

International Small Company Fund

The Board of Trustees has approved the following change to the investment policies of the International Small Company Fund:

The International Small Company Fund’s current investment policy states in relevant part:

Under normal market conditions, the Fund invests its assets in equity securities of non-U.S. small companies of developed and emerging markets. The Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in securities of small cap companies in the particular markets in which the Fund invests.

Effective April 30, 2007, the Fund’s investment policy will be changed as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. As of December 31, 2006, the market capitalization range of eligible companies was approximately $590 million to $4.2 billion. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

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Effective April 30, 2007, the advisory fee for the International Small Company Fund has been reduced to the rates set forth below:

Fund	First $100 million of Aggregate Net Assets*	Excess Over $100 million of Aggregate Net Assets*
International Small Company Fund	1.00%	0.95%

*Aggregate Net Assets include the net assets of the International Small Company Fund, a series of John Hancock Funds II, and the International Small Company Trust, a series of John Hancock Trust.

Real Return Bond Fund

Effective April 30, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to reduce its advisory fee for the Real Return Bond Fund as set forth below. This waiver may be terminated at any time by the adviser.

Fund	First $1 Billion of Aggregate Net Assets*	Excess Over $1 Billion of Aggregate Net Assets*
Real Return Bond Fund	0.700%	0.650%

* Aggregate Net Assets include the net assets of the Real Return Bond Fund, a series of John Hancock Funds II, and the Real Return Bond Trust, a series of John Hancock Trust.

Special Value Fund

Effective April 30, 2007, John Hancock Investment Management Services, LLC has voluntarily agreed to reduce its advisory fee for each class of shares of the Special Value Fund in an amount by which the expenses of the class exceed the expense limit set forth below and, if necessary, to remit to that class an amount necessary to ensure that such expenses do not exceed the expense limit. “Expenses” means all the expenses of a class of the Special Value Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business of the Fund. The expense limit is 0.07% (of the average annual net assets of the Fund attributable to the class). This expense limit will continue in effect unless otherwise terminated by the adviser at any time upon notice to John Hancock Funds II.

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The following amends and restates information on the back cover of the Prospectuses under the heading “Statement of Additional Information”:

Statement of Additional Information

The Statement of Additional Information (the “SAI”) contains more detailed information on all aspects of the funds. John Hancock Funds II’s (“JHF II”) SAI includes a summary of JHF II’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

JHFIIPS3

John Hancock Funds II

Lifecycle Portfolios

Supplement dated April 30, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The following information is to be added under the “Other permitted investments” section after the last paragraph:

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the Statement of Additional Information.

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The following sentence is deleted from the paragraph immediately above “12b-1 fees” under “Your Account – Choosing a share class”:

Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock funds Class R shares.

LC0PS

John Hancock Funds II

Lifecycle Portfolios

Supplement dated April 30, 2007

to the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 Shares Prospectus

Dated December 31, 2006

The following information is to be added under the “Other permitted investments” section after the last paragraph:

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the Statement of Additional Information.

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The following bullet point is deleted from “Your Account – Who can buy Class R, R1, R2, R3, R4 and R5 shares”:

- Rollover individual retirement accounts are available for participants whose plans are already invested in Class R, R1, R2, R3, R4 or R5 shares.

LCRPS

John Hancock Funds II

Lifecycle Portfolios

Supplement dated April 30, 2007

to the Class I Shares Prospectus

Dated December 31, 2006

The following information is to be added under the “Other permitted investments” section after the last paragraph:

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the Statement of Additional Information.

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The following sentence is deleted from “Your Account – Who can buy shares”:

- Class I shares are offered without any sales charge to certain types of investors, as noted below:

And replaced with the following:

- Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account”:

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The following bullet point is deleted from “Your Account – Who can buy shares”:

- Retirement and other benefit plans and their participants

And replaced with the following:

- Retirement and other benefit plans

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The following bullet point is deleted from “Your Account – Who can buy shares”:

- Rollover assets for participants whose plans are invested in the portfolio

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The following bullet point is deleted from “Your account - Who can buy shares”:

- Investment companies not affiliated with the Adviser

And replaced with the following:

- Investment companies, both affiliated and not affiliated with the Adviser

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Under the heading “Your account – Opening an account” the paragraph numbered 3 is deleted:

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

And replaced with the following:

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the Portfolio’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the Portfolio to pay any type of administrative payments per shareholder account to any third party. The Portfolio may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

LCIPS

John Hancock Funds II

Lifecycle Portfolios

Supplement dated April 30, 2007

to the Class 1 Shares Prospectus

Dated December 31, 2006

The following information is to be added under the “Other permitted investment” section after the last paragraph:

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolios are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolios’ Chief Compliance Officer. See “Additional Information Concerning Taxes” in the Statement of Additional Information.

LCPPS

John Hancock Funds II

Absolute Return Portfolio

Supplement dated April 30, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The following information is to be added under the “Other permitted investment” section after the last paragraph:

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolio’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the Statement of Additional Information.

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The following sentence is deleted from the paragraph immediately above “12b-1 fees” under “Your Account – Choosing a share class” in the prospectus:

Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock funds Class R shares.

AR0PS

John Hancock Funds II

Absolute Return Portfolio

Supplement dated April 30, 2007

to the Class R3, Class R4 and Class R5 Shares Prospectus

Dated December 31, 2006

The following information is to be added under the “Other permitted investment” section after the last paragraph:

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolio’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the Statement of Additional Information.

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The following bullet point is deleted from “Your Account – Who can buy Class R3, R4 and R5 shares”:

- Rollover individual retirement accounts are available for participants whose plans are already invested in Class R3, R4 or R5 shares.

ARRPS

John Hancock Funds II

Absolute Return Portfolio

Supplement dated April 30, 2007

to the Class 1 Shares Prospectus

Dated December 31, 2006

The following information is to be added under the “Other permitted investment” section after the last paragraph:

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Portfolio is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Portfolio’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the Statement of Additional Information.

ARPPS

John Hancock Funds II

Quantitative All Cap Fund

Supplement dated April 30, 2007

to the Class I Shares Prospectus

Dated December 31, 2006

The following sentence is deleted from “Your Account – Who can buy shares”:

- Class I shares are offered without any sales charge to certain types of investors, as noted below:

And replaced with the following:

- Class I shares are offered without any sales charge to certain types of investors, as noted below, if they also meet the minimum initial investment requirement for purchases of Class I shares, See “Opening an account”:

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The following bullet point is deleted from “Your Account – Who can buy shares”:

- Retirement and other benefit plans and their participants

And replaced with the following:

- Retirement and other benefit plans

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The following bullet point is deleted from “Your Account – Who can buy shares”:

- Rollover assets for participants whose plans are invested in the Fund

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The following bullet point is deleted from “Your account - Who can buy shares”:

- Investment companies not affiliated with the Adviser

And replaced with the following:

- Investment companies, both affiliated and not affiliated with the Adviser

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Under the heading “Your account – Opening an account” the paragraph numbered 3 is deleted:

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

And replaced with the following:

3 Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the Fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the Fund to pay any type of administrative payments per shareholder account to any third party. The Fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

30IPS

John Hancock Funds II

Supplement dated April 30, 2007

to the Statement of Additional Information

Dated December 31, 2006

The following sentence is deleted from the first paragraph under “Eligible Investors for Class R, R1, R2, R3, R4, R5, 5, 1, and Class NAV Shares”:

Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Class R shares funds.

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The following is to be added after the last paragraph under the heading “TRANSFER AGENT SERVICES”:

LEGAL AND REGULATORY MATTERS

There are no legal proceedings to which John Hancock Funds II, the investment adviser or the principal underwriter is a party that are likely to have a material adverse effect on the funds or the ability of the investment adviser or the principal underwriter to perform its contract with the funds.

JHFIISAIS